BUSINESS COMBINATION (Details 11) - Companhia Energetica Chapeco [Member]	12 Months Ended
Dec. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Purchase price considered for the business combination	358,634
Assets Transferred 1 [Member]
IfrsStatementLineItems [Line Items]
Determination of comment	Payment made upon acquisition
Purchase price considered for the business combination	358,634 [1]

[1]	On October 7, 2022, the transaction was completed with the payment of R$358,634 by CSN Mineração and CSN Energia.